LEASES (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of leases [Abstract]
Schedule of Right-of-use assets

			Machinery
	Buildings		and
	and land	Simulators	equipment	Aircraft	Total
Net book value as at March 31, 2024	$473.9	$51.9	$9.9	$10.1	$545.8
Additions and remeasurements	135.4	—	18.0	—	153.4
Business combinations (Note 2)	22.4	106.0	—	—	128.4
Depreciation	(45.8)	(13.3)	(5.2)	(1.0)	(65.3)
Impairment	(0.7)	—	—	—	(0.7)
Purchase of assets under lease (Note 13)	—	—	—	(9.1)	(9.1)
Transfers and others	(0.9)	—	0.7	—	(0.2)
Foreign currency exchange differences	29.0	6.5	0.2	—	35.7
Net book value as at March 31, 2025	$613.3	$151.1	$23.6	$—	$788.0
Additions and remeasurements	37.4	—	—	—	37.4
Depreciation	(52.4)	(14.4)	(6.6)	—	(73.4)
Transfers and others	(7.9)	6.1	—	—	(1.8)
Foreign currency exchange differences	(2.5)	(3.8)	(0.5)	—	(6.8)
Net book value as at March 31, 2026	$587.9	$139.0	$16.5	$—	$743.4

Schedule of Undiscounted Lease Payments to be Received Under Operating Leases
Undiscounted lease payments to be received under operating leases are as follows:

	2026	2025
Less than 1 year	$52.5	$49.1
Between 1 and 2 years	40.4	39.3
Between 2 and 3 years	24.0	30.7
Between 3 and 4 years	14.1	17.0
Between 4 and 5 years	11.5	13.4
More than 5 years	19.7	14.0
Total undiscounted lease payments receivable	$162.2	$163.5

Schedule of Undiscounted Lease Payments to be Received Under Finance Leases
Undiscounted lease payments to be received under finance leases are as follows:

	2026	2025
Less than 1 year	$29.2	$23.9
Between 1 and 2 years	23.1	21.3
Between 2 and 3 years	19.6	18.2
Between 3 and 4 years	18.3	15.9
Between 4 and 5 years	15.1	16.4
More than 5 years	109.3	118.4
Total undiscounted lease payments receivable	$214.6	$214.1
Unearned finance income	(52.3)	(56.3)
Discounted unguaranteed residual values of leased assets	(12.4)	(15.8)
Total investment in finance leases	$149.9	$142.0
Current portion (Note 10)	21.0	16.0
Non-current portion (Note 17)	$128.9	$126.0